SUBSEQUENT EVENTS	12 Months Ended
Feb. 03, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17—SUBSEQUENT EVENTS

Debt Redemption

        On February 8, 2013, the Company redeemed the remaining $889 million outstanding aggregate principal amount of Old Senior Subordinated Notes at a redemption price equal to 103.375% of the principal amount thereof and paid accrued and unpaid interest thereon through the redemption date. As a result, in the first quarter of fiscal 2013, the Company will report a $34 million loss on extinguishment, which includes a $30 million premium payment to redeem the Old Senior Subordinated Notes and $4 million to write-off the unamortized deferred debt cost. In addition, the deferred interest deductions on the Old Senior Subordinated Notes (representing the net deferred tax asset of $131 million) are currently deductible on the Company's fiscal 2013 federal income tax return and applicable state returns. Such deductions will not have an impact on the Company's fiscal 2013 total tax expense and may increase the Company's overall net operating loss carryforward.

Debt Modification

        On February 15, 2013, HD Supply, Inc. modified its Term Loan Facility to lower the borrowing margins 275 basis points to LIBOR (subject to a floor of 1.25%) plus a borrowing margin of 3.25% or Prime plus a borrowing margin of 2.25% at the Company's election. The amendment also replaced the hard call provision applicable to optional prepayment of term loans thereunder with a soft call option. The soft call option provides for a premium equal to 1.0% of the aggregate principal amount of term loans being prepaid if, on or prior to August 15, 2013, the Company enters into certain repricing transactions. In connection with the modification, the Company incurred approximately $30 million in financing fees, of which approximately $27 million will be amortized into interest expense over the remaining term of the amended facility in accordance with U. S. GAAP (ASC 470, Debt). Of the non-deferred financing fees, approximately $2 million will be recorded as a Loss on extinguishment of debt and the remaining $1 million will be recorded as Other non-operating expense in the Consolidated Statement of Operations and Comprehensive Income (Loss) in the first quarter of fiscal 2013.

Exchange Offers

        On February 5, 2013, the Company executed the offer to exchange outstanding First Priority Notes with registered First Priority Notes, outstanding Second Priority Notes with registered Second Priority Notes, outstanding 11.5% Senior Notes with registered 11.5% Senior Notes and outstanding Senior Subordinated Notes with registered Senior Subordinated Notes. The exchange offers closed in the first quarter of fiscal 2013 with substantially all of the notes held by eligible participants in the exchange offers tendered.